Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss
4 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
	2018	2017
Trading assets	50,152	116,748
Non-trading derivatives	2,664	2,231
Designated at fair value through profit or loss	2,887	4,242
Mandatorily measured at fair value through profit or loss	64,783	n/a
	120,486	123,221

Summary of Trading Assets
Trading assets

Trading assets by type
	2018	2017
Equity securities	8,898	13,666
Debt securities	5,213	7,477
Derivatives	22,110	27,444
Loans and receivables	13,931	68,161
	50,152	116,748

Summary of Non-Trading Derivatives
Non-trading derivatives

Non-trading derivatives by type
	2018	2017
Derivatives used in
- fair value hedges	650	542
- cash flow hedges	1,012	617
- hedges of net investments in foreign operations	41	29
Other non-trading derivatives	961	1,043
	2,664	2,231

Designated as at Fair Value Through Profit or Loss
Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
	2018	2017
Equity securities		4
Debt securities	2,114	1,739
Loans and receivables	772	2,499
	2,887	4,242

Disclosure of financial assets [line items]
Summary of financial instruments by type
Mandatorily at fair value through profit or loss

Mandatorily at fair value through profit or loss by type
	2018	2017
Equity securities	210	n/a
Debt securities	1,103	n/a
Loans and receivables	63,469	n/a
	64,783	n/a